Note 7 - Borrowings (Details Textual) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) m²	Dec. 31, 2021 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jul. 11, 2025 $ / shares	Jul. 11, 2025 EUR (€)	Aug. 31, 2020 EUR (€)
Statement Line Items [Line Items]
Total borrowings			$ 5,311	$ 5,537
Ordinary warrants [member]
Statement Line Items [Line Items]
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares					$ 4.87
Premium of share price						89.00%
Loan from lessor [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²	1,357
Total borrowings	$ 1,300		624	737
Borrowings, interest rate	6.00%
Borrowings, term (Year)	8 years
Loan from lessor [member] | Horsholm, Denmark office space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²	839
Loan from lessor [member] | Horsholm, Denmark laboratory space [member]
Statement Line Items [Line Items]
Lease, area (Square Metre) | m²	518
EIB loan tranche one [member]
Statement Line Items [Line Items]
Borrowings, term (Year)		6 years
Notional amount | €							€ 7.0
Proceeds from borrowings, classified as financing activities		$ 7,800
EIB loan tranche one [member] | Weighted average [member]
Statement Line Items [Line Items]
Borrowings, interest rate		0.79%
EIB loan tranche one [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate		3.00%
EIB loan tranche one [member] | Payment in kind interest rate [member]
Statement Line Items [Line Items]
Borrowings, interest rate		4.00%
EIB loan [member]
Statement Line Items [Line Items]
Total borrowings			$ 4,687	$ 4,800
Notional amount | €						€ 7.0
Debt conversion, amount converted | €						€ 3.5